LONG-TERM DEBT (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
LONG-TERM DEBT
Non-current portion of non-current borrowings		$ 1,007.7	$ 889.5
Two Thousand Twenty Two Unsecured Notes [Member]
LONG-TERM DEBT
Non-current portion of non-current borrowings	[1]	494.3	493.4
Revolving credit facility1 [Member]
LONG-TERM DEBT
Non-current portion of non-current borrowings	[2]	230.0	100.0
Two Thousand Twenty Unsecured Notes [Member]
LONG-TERM DEBT
Non-current portion of non-current borrowings	[3]	0.0	296.1
Two Thousand Twenty Five Unsecured Notes [Member]
LONG-TERM DEBT
Non-current portion of non-current borrowings	[3]	$ 283.4	$ 0.0

[1]	Senior Unsecured Notes – due November 15, 2022
[2]	Credit Facility
[3]	Senior Unsecured Notes – due May 15, 2025 and Senior Unsecured Notes – due April 15, 2020